U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

--------------------------------------------------------------------------------

1.    Name and address of issuer:

      The Noah Investment Group, Inc.
      975 Delchester Road
      Newton Square, PA  19073

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes):

      [ X ]

--------------------------------------------------------------------------------

3.    Investment Company Act File Number:  811-08058
                                           --------------
      Securities Act File Number:  033-69798
                                   -----------

--------------------------------------------------------------------------------

4a.   Last day of fiscal year for which this Form is filed: 10/31/2004
                                                            -----------

--------------------------------------------------------------------------------

4b.   Check if this Form is being filed late (i.e. more than 90 calendar days
      after the end of the issuer's fiscal year). [   ]

--------------------------------------------------------------------------------

4c.   Check if this is the last time the issuer will be filing this Form. [   ]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year
            pursuant to section 24(f):                          $       743,043
                                                                ---------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year                         $     1,834,842
                                                ---------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no
            earlier than October 11, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission:                         $        790,677
                                                ----------------

      (iv)  Total available redemption credits
            (add items 5(ii) and 5(iii)):                      -$     1,882,476
                                                                ---------------


      (v)   Net sales - if Item 5(i) is
            greater than Item(iv) (subtract
            Item 5(iv) from Item 5(i))                          $
                                                                ---------------

      ---------------------------------------------------------

      (vi)  Redemption credits available for
            use in future years. If Item 5(i)
            is less than Item 5(iv) Subtract
            item 5(iv) from Item 5(i)           $     1,139,433
                                                ---------------

      ---------------------------------------------------------

      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9):                                                     0.0001177
                                                                ---------------

      (viii)Registration fee due (multiply
            Item 5(v) by Item 5(iv) from Item
            5(vii) enter "0" if no fee is
            due):                                               $             0
                                                                ---------------

--------------------------------------------------------------------------------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

--------------------------------------------------------------------------------

7.    Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year:
                                                                $             0
                                                                ---------------

--------------------------------------------------------------------------------

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:
                                                                $             0
                                                                ---------------

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      CIK Number designated to receive payment:    0000913135
                                                ----------------

      Method of Delivery:

           [ X ]  Wire Transfer
           [   ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By     /s/ William L. Van Alen, Jr.
       ------------------------------
       Signature

       William L. Van Alen, Jr.
       ------------------------------
       Name

       President
       ------------------------------
       Title

Date   1/19/2005
       ------------------------------

* Please print the name and title of the signing officer below the signature.